Commitments - Minimum Annual Rental Commitments Under Non-cancelable Leases (Details) (10K) - Operating Leases [Member]	Dec. 31, 2016 USD ($)
2017	$ 148,020
2018	75,540
2019	57,912
Total	$ 281,472